Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Principal accounting policies
Schedule of movement in allowance for credit losses

	Accounts receivable		Loans and interest receivable
	(Note)
	For the years ended		For the years ended
	December 31,		December 31,
	2022	2023	2022	2023
Balance at the beginning of year	22,786	37,215	289	4,043
Provision/(reversal) for the year	18,542	(1,431)	3,661	4,486
Accounts receivable written off	(1,978)	(5,923)	—	—
Exchange differences	(2,135)	(698)	93	(145)
Balance at the end of year	37,215	29,163	4,043	8,384

Schedule of investments

	As of December 31,
	2022	2023
Short-term investments under current assets
Fund investments (Note (i))	3,665	3,784
Listed equity securities (Note (ii))	1,609	403
Wealth management products (Note (iii))	1,737	1,536
	7,011	5,723

Other long-term investments under non-current assets
Available-for-sale debt investments (Note (iv))	3,000	3,179
Equity investments (Note 2(m))	2,970	—
	5,970	3,179

Schedule of estimated useful lives of property and equipment

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures	2 – 5 years
Office equipment	3 – 5 years
Motor Vehicles	3 – 5 years

Schedule of estimated useful lives of finite lived intangible assets

Computer software and systems	2 – 5 years
Developed technologies	5 years
Customer relationship	4 – 5 years
Brand name	4 years
Contract backlog	3 years
Advertising contract	30 years

Schedule of revenue recognized from contracts with customers disaggregated by the four types of pricing models

	For the years ended December 31,
	2021	2022	2023
Recognized over time
- Sales agent	4,195	2,549	1,818
- Cost-plus	26,062	8,909	4,761
- SaaS products and services	57,756	62,207	45,860
	88,013	73,665	52,439

Recognized at point in time
- Specified actions	212,353	94,498	79,902
- SaaS products and services	7,336	917	876
	219,689	95,415	80,778
Total	307,702	169,080	133,217